Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of number of investor warrants outstanding weighted average exercise price
	Six months ended June 30, 2021		Year ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding, opening	54,337,944	$0.71	70,507,301	$0.69
Granted	120,891,157	0.20	3,996,864	$0.36
Expired	—	—	(20,166,221)	$0.82
Outstanding, ending	175,229,101	$0.67	54,337,944	$0.71
Exercisable, ending	175,229,101	$0.67	54,337,944	$0.71

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at January 1	70,507,301	$0.69	—	—
Granted	3,996,864	$0.36	70,507,301	$0.68
Expired	(20,166,221)	$0.82	—	—
Outstanding at December 31	50,341,080	$0.71	70,507,301	$0.69
Exercisable at December 31	50,341,080	$0.71	70,507,301	$0.69

Schedule of derivative liabilities reconciliation of changes in fair value
	Financing Facility*		T01 Warrants	T02 Warrants		T03 Warrants
			Warrants issued May 2019	Warrants issued December 2019		Warrants issued June 2021
	June 30, 2021 $	December 31, 2020 $	December 31, 2020 $	June 30, 2021 $	December 31, 2020 $	June 30, 2021 $
Balance beginning	102	2,138	14	47	1,641	—
Issued during the period	—	—	—	—	—	5,151
Change in fair value	20	(524)	(14)	(46)	(1,594)	—
Amount transferred to Equity*	—	(1,412)	—	—	—	—
Translation effect	(3)	(100)	—	(1)	—	—
Balance – end of year	119	102	—	—	47	5,151
Fair value per warrant issuable at period end	0.03	0.026	—	—	0.0009	0.04

			T01 Warrants		T02 Warrants
	Financing Facility*		Warrants issued May 2019		Warrants issued December 2019
	December 31, 2020 $	December 31, 2019 $	December 31, 2020 $	December 31, 2019 $	December 31, 2020 $	December 31, 2019 $
Balance beginning	2,138	2,935	14	—	1,641	—
Issued during the year	—	—	—	1,741	—	1,773
Change in fair value	(524)	—	(14)	(1,727)	(1,594)	(132)
Partial settlement – cash	—	(673)	—	—	—	—
Amount transferred to Equity*	(1,412)	—	—	—	—	—
Translation effect	(100)	(124)	—	—	—	—
Balance – end of year	102	2,138	—	14	47	1,641
Fair value per warrant issuable	0.026	—	—	0.001	0.001	0.033

Schedule of derivative warrant liabilities estimated initially and quarterly basis
	Warrants issued February 2020		Warrants issued December 2019		Warrants issued June 2021
	Settlement Warrants for the termination of Financing Facility		T02 Warrants		T03 Warrants
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021
Exercise price	$0.38 – (SEK3.3)	$0.40 – (SEK3.3)	$0.69 – (SEK6.0)	$0.73 – (SEK6.0)	$0.20 – (SEK1.70)
Share price	$0.10 – (SEK0.92)	$0.10 – (SEK0.80)	$0.10 – (SEK0.92)	$0.10 – (SEK0.80)	$0.10 – (SEK0.92)
Risk-free interest	(0.52)%	(0.41)%	(0.52)%	(0.57)%	(0.52)%
Expected dividend yield	(0)%	(0)%	(0)%	(0)%	(0)%
Contractual life (years)	1.67	2.17	0.21	0.71	1.79
Expected volatility	104.20%	106.50%	104.20%	106.50%	104.20%

	Warrants issued February 2020		Warrants issued May 2019	Warrants issued December 2019
	Settlement Warrants for the termination of Financing Facility		T01 Warrants	T02 Warrants
	December 31, 2020	Grant date February 23, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Exercise price	$0.40 – (SEK 3.3)	$0.34 – (SEK 3.3)	$0.80 – (SEK 7.5)	$0.73 – (SEK 6.0)	$0.64 – (SEK 6.0)
Share price	$0.10 – (SEK 0.80)	$0.27 – (SEK 2.61)	$0.18 – (SEK 1.70)	$0.10 – (SEK 0.80)	$0.18 – (SEK 1.70)
Risk-free interest	(0.41)%	(0.38)%	(0.68)%	(0.57)%	(0.68)%
Expected dividend yield	(0)%	(0)%	(0)%	(0)%	(0)%
Contractual life (years)	2.17	3.00	0.42	0.71	1.71
Expected volatility	106.50%	104.10%	97.90%	106.50%	97.90%